Capital and other components of equity	12 Months Ended
Mar. 31, 2020
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Capital and other components of equity
14.	Capital and other components of equity:
(a)	Share capital:

Authorized capital stock:

Unlimited number of shares without par value:

➢	Common shares

Preferred shares, issuable in series, rights, privileges and restrictions determined at time of issuance:

➢

Series A preferred shares, non-voting, non-participating, fixed, preferential and non-cumulative dividend of 5% of paid-up capital, exchangeable at the holder’s option under certain conditions into common shares (none issued and outstanding).

(b)	Share options exercised:

During the year ended March 31, 2020, Neptune issued 2,067,418 common shares of the Corporation upon exercise of options at a weighted average exercise price of $1.90 per common share for a total cash consideration of $3,930,424.

During the year ended March 31, 2019, Neptune issued 1,047,523 common shares of the Corporation upon exercise of options at a weighted average exercise price of $1.62 per common share for a total cash consideration of $1,697,933.

(c)	DSUs released:

During the year ended March 31, 2020, Neptune issued 333,279 common shares of the Corporation to former CEO, former Chief Financial Officer and to former member of the Board of Directors at a weighted average price of $1.48 per common share for past services.

During the year ended March 31, 2019, Neptune issued 135,557 common shares of the Corporation to former members of the Board of Directors at a weighted average price of $1.51 per common share for past services.

(d)	RSUs released:

During the year ended March 31, 2020, Neptune issued 437,849 common shares of the Corporation to the CEO as part of his employment agreement at a weighted average price of $5.80 per common share. Withholding taxes of $962,077 were paid pursuant to the issuance of these RSUs resulting in the Corporation not issuing an additional 262,153 RSUs.

(e)	Provision and liability settled in shares:

During the year ended March 31, 2020, Neptune issued 600,000 common shares of the Corporation to a Former CEO of the Corporation as part of a settlement regarding severance entitlements under his employment contract terminated in April 2014 (refer to note 12 (b)).

During the year ended March 31, 2019, Neptune issued 630,681 common shares of the Corporation at a price of $1.35 per common share as final payment of a liability of $858,000 (US$625,000). Total issuance costs related to this transaction amounted to $9,930 and were recorded against share capital.

(f)	Warrants:

The warrants of the Corporation are composed of the following as at March 31, 2020 and 2019:

			March 31,			March 31,
			2020			2019
	Number	Number		Number	Number
	outstanding	vested	Amount	outstanding	vested	Amount

Warrants IQ financing (i)	—	—	$—	750,000	750,000	$648,820
Warrants IFF (ii)	2,000,000	—	388,281	—	—	—
Warrants AMI (iii)	4,175,000	3,300,000	18,209,495	—	—	—
	6,175,000	3,300,000	$18,597,776	750,000	750,000	$648,820
(i)	During the year ended March 31, 2020, Neptune issued 750,000 common shares of the Corporation for warrants exercised for a total cash consideration of $2,527,500.
(ii)

During the year ended March 31, 2020, Neptune granted 2,000,000 warrants with an exercise price of US$12.00 expiring on November 7, 2024. The warrants, granted in exchange for services to be rendered by nonemployees, vest in four equal biannual installments, starting on May 7, 2020. As at March 31, 2020, the fair value of the services to be rendered has been estimated using the fair value of the warrants using the Black-Scholes option pricing model to be $999,443 (US$0.7 million) of which $388,281 was recognized as an expense during the year ended March 31, 2020. The Corporation used a risk-free rate of 1.70%, a volatility of 81% and a contractual life of 5 years in the model. These inputs are classified as Level 3 in the fair value hierarchy. Each quarter-end, the fair value of the non vested warrants will be revaluated.

(iii)

During the year ended March 31, 2020, Neptune granted 4,175,000 warrants with an exercise price of US$8.00 expiring on October 3, 2024 and February 5, 2025. The warrants, granted in exchange for services to be rendered by non-employees, vest proportionally to the services rendered. The fair value of the warrants is based on the fair value of the services which are reliably measurable. The fair value has been estimated to $23,131,195 (US$16.7 million) of which $18,209,495 was recognized as an expense during the year ended March 31, 2020.

(g)	Private placement:

On July 18, 2019, Neptune completed a private placement of 9,415,910 common shares of the Corporation at a purchase price of US$4.40 per common share for total gross proceeds to the Corporation of $53,970,867 (US$41,430,004). Total issue costs related to this transaction amounted to $2,538,736 and were recorded against share capital.

(h)	At-The-Market Offering:

On March 11, 2020, Neptune entered into an Open Market Sale Agreement with Jefferies LLC pursuant to which the Corporation may from time to time sell, through at-the-market (ATM) offerings with Jefferies LLC acting as sales agent, such common shares as would have an aggregate offer price of up to $70,310,000 (US$50,000,000). The Corporation sold a total of 4,159,086 common shares of the Corporation through the ATM over the NASDAQ stock market, for gross proceeds of $7,069,220 (US$4,971,104) and net proceeds of $6,760,099. The 3% commissions paid and transaction costs amounted to $309,121. The shares were sold at the prevailing market prices which resulted in a weighted average price of US$1.20 per share.

Subsequent to year-end, the Corporation sold a total of 5,411,649 shares through the ATM program over the NASDAQ stock market, for gross proceeds of $19,229,883 and net proceeds of $18,652,987. The 3% commissions paid and transaction costs amounted to $843,835. The shares were sold at the prevailing market prices which resulted in an average of approximately US$2.53 per share.

(i)	SugarLeaf Acquisition:

On July 24 2019, as part of the initial consideration paid for the acquisition of SugarLeaf, Neptune issued 1,587,301 common shares of the Corporation for total consideration of $7,966,970, representing the fair value of the common shares at the date of acquisition (refer to note 4).